Label	Element	Value
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay ESG Multi-Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital and, secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 78 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 143 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 90% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds where the consideration of environmental, social and governance (“ESG”) factors is a significant part of the investment strategy and that meet the Fund’s overall investment criteria. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in both unaffiliated and affiliated exchange-traded funds (the “Underlying ETFs”).

The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below and invests in a distinct mix of Underlying ETFs. The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity ETFs and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income ETFs. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in Underlying International Equity ETFs. New York Life Investments may change the asset class allocations, the Underlying ETFs in which the Fund invests, or the target weighting without approval from shareholders. The Underlying Equity ETFs may invest in growth and value securities with any market capitalizations. The Underlying Fixed-Income ETFs may be of any duration, maturity or credit quality. The Underlying ETFs may hold mortgage and other asset-backed securities.

New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund’s assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations normally will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed Income
MainStay ESG Multi-Asset Allocation Fund	45%	15%	60%	40%

The second step in the Fund's portfolio construction process involves the selection of Underlying ETFs to represent the asset classes indicated above and the determination of target weightings among the Underlying ETFs.

New York Life Investments first establishes the investment universe by identifying ETFs where the consideration of ESG factors is a significant part of their respective investment processes. New York Life Investments uses multiple third-party service providers to screen for ETFs that explicitly include the integration of ESG factors in their respective investment strategies, with the selection of Underlying ETFs subject to final review by New York Life Investments to confirm suitability for the Fund.

The Underlying ETFs will primarily invest in companies or issuers that either exhibit positive ESG characteristics and/or meet certain ESG criteria as identified by the Underlying ETFs’ advisors. The Underlying ETFs may employ a broad range of ESG investment strategies, varying by asset class and by strategy. This may include, but is not limited to: (i) approaches that employ exclusionary screens based on certain sustainability or values-related criteria; (ii) approaches that select investments based on their ESG characteristics; or (iii) approaches that integrate the analysis of ESG factors to assess the risk-reward profile of securities.

The aforementioned selection of the ESG investment universe would generally result in the Fund forgoing some market opportunities available to other portfolios that do not consider ESG factors.

The next step is the selection and weighting of specific Underlying ETFs from within that eligible ESG universe of ETFs. Third-party generated ESG scores, where available, which measure the aggregate ESG characteristics of Underlying ETFs, are the primary driver of the selection and the portfolio construction process. New York Life Investments also considers other factors in its investment process, including, but not limited to, in instances where a third-party generated ESG score is not available. These other factors include, but are not limited to: asset size, benchmark tracking error and total annual fund operations expenses. As a result of the focus on overall ESG score, New York Life Investments generally favors ETFs with a balanced mix of environmental, social and governance factors. New York Life Investments will consider selling a security when it no longer meets the investment criteria or a more attractive alternative is identified.

New York Life Investments monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying ETFs continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying ETF.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 90% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds where the consideration of environmental, social and governance (“ESG”) factors is a significant part of the investment strategy and that meet the Fund’s overall investment criteria. The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in both unaffiliated and affiliated exchange-traded funds (the “Underlying ETFs”).The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below and invests in a distinct mix of Underlying ETFs. The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity ETFs and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income ETFs. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in Underlying International Equity ETFs. New York Life Investments may change the asset class allocations, the Underlying ETFs in which the Fund invests, or the target weighting without approval from shareholders. The Underlying Equity ETFs may invest in growth and value securities with any market capitalizations. The Underlying Fixed-Income ETFs may be of any duration, maturity or credit quality. The Underlying ETFs may hold mortgage and other asset-backed securities. New York Life Investments uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund’s assets available for investment, other than working cash balances) to be invested in each asset class.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by New York Life Investments may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders, which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Asset Allocation Risk: Although allocation among different asset classes generally limits the Fund's exposure to the risks of any one class, the risk remains that New York Life Investments may favor an asset class that performs poorly relative to the other asset classes. For example, deteriorating economic conditions might cause an overall weakness in corporate earnings that reduces the absolute level of stock prices in that market. Under these circumstances, if the Fund, through its holdings of Underlying ETFs, were invested primarily in stocks, it would perform poorly relative to a portfolio invested primarily in bonds. The Underlying ETFs selected by New York Life Investments may underperform the market or other investments. Moreover, because the Fund has set limitations on the amount of assets that normally may be allocated to each asset class, the Fund has less flexibility in its investment strategy than mutual funds that are not subject to such limitations. In addition, the asset allocations made by the Fund may not be ideal for all investors and may not effectively increase returns or decrease risk for investors.

ESG Investing Risk: The Fund's exclusionary ESG screen may result in the Fund forgoing opportunities to buy certain Underlying ETFs when it might otherwise be advantageous to do so, or selling Underlying ETFs for ESG reasons when it might be otherwise disadvantageous for it to do so. The ESG criteria utilized by the Underlying ETFs may include, but are not limited to, climate change, sustainability, energy resources & management, job creation/employee relations, human rights, health and safety, transparency/disclosures, board expertise, audit practices, transparency and accountability. Furthermore, the application of the Fund's ESG criteria may result in the Fund (i) investing in Underlying ETFs that have exposure to certain companies or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark or use different ESG criteria or ESG investment strategies. The Fund’s ESG criteria may be changed without shareholder approval. Furthermore, ESG information from third-party data providers may be incomplete, inaccurate or unavailable and third-party ESG scores and other data may only take into account one or a few of many ESG-related components of portfolio companies, which could cause New York Life Investments to incorrectly assess a company’s ESG characteristics. ESG information, whether from an external and/or internal source, is, by nature and in many instances, based on a qualitative and subjective assessment. Moreover, the third-party data providers may differ in the data they provide for a given security or between industries, or may only take into account one of many ESG-related components of a company.

Conflicts of Interest: Potential conflicts of interest situations could arise. For example, New York Life Investments may be subject to potential conflicts of interest in selecting or allocating assets among the Underlying ETFs because the fees paid to it and its affiliates by some Underlying ETFs are higher than the fees paid by other Underlying ETFs. In addition, the Fund’s portfolio managers may also serve as portfolio managers to one or more Underlying ETFs and may have an incentive to select certain Underlying ETFs due to compensation considerations or to support new investment strategies or cash flow needs of Underlying ETFs. Moreover, a situation could occur where the best interests of the Fund could be adverse to the best interests of an Underlying ETF or vice versa. New York Life Investments will analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

New Fund Risk: The Fund is a new fund which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Exchange-Traded Fund ("ETF") Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the value of the underlying portfolio of securities. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade at a premium or a discount to their net asset value ("NAV"); (ii) an ETF may fail to accurately track the market segment or index that underlies its investment objective and, therefore, may not produce the intended results; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading in an ETF’s shares on an exchange may be halted due to market conditions or other reasons; and (v) an ETF may fail to meet the requirements of the exchange necessary to maintain the listing of the ETF. Although ETFs will generally trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers), or determinations by market participants to cease serving as authorized participants or market makers (including during times of markets stress), and any other disruptions in the ordinary functioning of the creation and redemption process may result in a lack of liquidity of ETF shares or their trading significantly at a premium or a discount to NAV. If an ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may result in a lack of liquidity of ETF shares or their trading significantly at a premium or discount to NAV. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. If the market for an ETF’s shares is open during times when the markets for some or all of the ETF’s underlying investments are closed, there may be changes to the value of such investments from the last quotes of the closed market, which could lead to differences between the market value of the ETF’s shares and NAV. As with conventional funds, ETFs also incur management fees, trading costs, marketing expenses and licensing fees that increase their costs versus the costs of owning the underlying securities directly.

Focused Portfolio Risk: To the extent that the Fund invests a significant portion of its assets in a single Underlying ETF, it will be particularly sensitive to the risks associated with that Underlying ETF and changes in the value of that Underlying ETF may have a significant effect on the NAV of the Fund. Similarly, the extent to which an Underlying ETF invests a significant portion of its assets in a single industry or economic sector will impact the Fund’s sensitivity to adverse developments affecting such industry or sector.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by New York Life Investments may not produce the desired results or expected returns.

Principal Risks of the Underlying ETFs

The principal risks of the Underlying ETFs in which the Fund invests, which could adversely affect the performance of the Fund, may include the risks summarized below. For purposes of the risks summarized below, the terms “Fund” and “Funds” may also refer to “Underlying ETF” or “Underlying ETFs” as the context requires.

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market and economic factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the NAV of the Fund's shares and adversely affect the Fund and its investments.

Passive Management Risk: A Fund that is managed with a passive investment strategy generally invests in the securities included in, or representative of, an underlying index, regardless of investment merit. A Fund generally will not attempt to take defensive positions in declining markets and generally will not sell a security because its issuer is in financial trouble, unless that security is removed from (or was no longer useful in tracking a component of) the underlying index.

Tracking Error Risk: A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in a Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), differences in transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. Tracking error also may result because a Fund incurs fees and expenses, while the underlying index does not. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Index Risk: Unlike many investment companies, a Fund that is managed with a passive investment strategy does not utilize an investing strategy that seeks returns in excess of its underlying index. Therefore, such Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its underlying index, even if that security generally is underperforming.

Secondary Market Trading Risk: Although it is expected that the market price of a Fund’s shares will approximate the Fund’s NAV, there may be times when the market price in the secondary market and the NAV vary significantly. A Fund faces numerous secondary market trading risks, including the potential lack of an active market for shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV.

Authorized Participant Concentration Risk: Only certain large institutions (“Authorized Participants”) may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with a Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of a Fund’s investments in fixed income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for a Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of a Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments.The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

ESG Investing Risk: The application of ESG criteria generally will affect a Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. Furthermore, the application of ESG criteria may also cause a Fund to perform differently than other funds and strategies in its peer group that do not take into account ESG criteria.

Foreign Securities Risk: An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg. The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but are not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although the Fund will generally rely on an issuer’s “country of risk,” as determined by Bloomberg when categorizing securities as either U.S. or foreign-based, it is not required to do so.

Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices. The Fund may seek to hedge against its exposure to changes in the value of foreign currency, but there is no guarantee that such hedging techniques will be successful in reducing any related foreign currency valuation risk. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under current conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from wars, sanctions, trade restrictions, recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: A Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, a Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed-income instruments when interest rates are low or rapidly increasing.

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related securities (such as mortgage-backed securities) and other asset-backed securities generally involve a stream of payments based on the underlying obligations. These payments, which are often part interest and part return of principal, vary based on the rate at which the underlying borrowers repay their loans or other obligations. Asset-backed securities are subject to the risk that borrowers may default on the underlying obligations and that, during periods of falling interest rates, these obligations may be called or prepaid and, during periods of rising interest rates, obligations may be paid more slowly than expected. Impairment of the underlying obligations or collateral, such as by non-payment, will reduce the security's value. Enforcing rights against such collateral in events of default may be difficult or insufficient. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend on the ability of the Fund's manager or subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Regulatory Risk: A Fund as well as the issuers of the securities and other instruments in which the Fund invests are subject to considerable regulation and the risks associated with adverse changes in laws and regulations governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies.

Value Stock Risk: Value stocks may never reach what a Fund's portfolio manager believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the performance of Funds that invest in value stocks may be lower or higher than that of funds that invest in other types of equity securities.

Geographic Focus Risk: Issuers that operate in a single country, a small number of countries, or a particular geographic region can be affected similarly by the market, currency, political, economic, regulatory, geopolitical and other conditions in such country or region, and the Fund’s performance will be affected by the conditions, in the countries or regions to which the Fund is exposed. To the extent the Fund focuses its investments in a particular country or region, its performance will be more susceptible to adverse developments in such country or region than a more geographically diversified fund.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Zero Coupon Bond Risk: Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income, and therefore the Fund may be required to make distributions to shareholders before the Fund receives any cash payments on its investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s 2022 calendar year performance and by showing how the Fund’s average annual returns compare with those of three broad-based securities market indices, as well as a composite index, over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the S&P 500® Index as its primary benchmark. The Fund has selected the MSCI EAFE® Index (Net) as its secondary benchmark.

The Fund has selected the Bloomberg U.S. Aggregate Bond Index as an additional benchmark. The Fund has selected the Multi-Asset Allocation Composite Index as an additional benchmark.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has selected the S&P 500® Index as its primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares(calendar year 2022)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	As of June 30, 2023, the Class I shares of the Fund had a year-to-date return of 7.94%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2022, Q4	6.82%
Worst Quarter
2022, Q2	-11.89%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | cik0001469192_SP500Index1Member
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.33%)
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | MSCI EAFE® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Index (Net)2	[2]
1 Year	rr_AverageAnnualReturnYear01	(14.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.84%)
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | cik0001469192_BloombergUSAggregateBondIndex3Member
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index3	[3]
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.54%)
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | cik0001469192_Multi-AssetAllocationCompositeIndex4Member
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Multi-Asset Allocation Composite Index4	[4]
1 Year	rr_AverageAnnualReturnYear01	(15.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.65%)
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.98%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 397
3 Years	rr_ExpenseExampleYear03	813
5 Years	rr_ExpenseExampleYear05	1,254
10 Years	rr_ExpenseExampleYear10	$ 2,478
1 Year	rr_AverageAnnualReturnYear01	(17.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2021
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.73%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
1 Year	rr_ExpenseExampleYear01	$ 276
3 Years	rr_ExpenseExampleYear03	783
5 Years	rr_ExpenseExampleYear05	1,417
10 Years	rr_ExpenseExampleYear10	2,911
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	783
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,911
1 Year	rr_AverageAnnualReturnYear01	(17.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2021
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.73%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	862
10 Years	rr_ExpenseExampleYear10	$ 1,998
Annual Return 2022	rr_AnnualReturn2022	(15.30%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.82%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
1 Year	rr_AverageAnnualReturnYear01	(15.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2021
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.77%)
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.68%)
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.33%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	642
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	$ 2,636
1 Year	rr_AverageAnnualReturnYear01	(15.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2021
Prospectus Summary | MainStay ESG Multi-Asset Allocation Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.15%)	[6]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.23%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2024
1 Year	rr_ExpenseExampleYear01	$ 125
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	1,166
10 Years	rr_ExpenseExampleYear10	$ 2,628
1 Year	rr_AverageAnnualReturnYear01	(15.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2021

[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[2]	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
[3]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
[4]	The Fund has selected the Multi-Asset Allocation Composite Index as an additional benchmark.The Multi-Asset Allocation Composite Index consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.
[5]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[6]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following amounts of the Fund's average daily net assets: Class A, 0.80%; Class C, 1.55%; Class I, 0.55%; Class R3, 1.15% and SIMPLE Class, 1.05%. This agreement will remain in effect until August 31, 2024, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.